Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Interest Bearing Deposits [Table Text Block]
The following is a summary of interest bearing deposits at December 31:

	2012	2011
	(Dollars in thousands)
Interest bearing checking accounts	$103,422	$88,332
Savings and money market accounts	170,083	150,726
Time deposits, $100,000 and over	74,315	74,557
Other time deposits	78,458	83,168
	$426,278	$396,783

Time Deposits by Maturity [Table Text Block]	The following is a summary of time deposits by maturity at December 31, 2012:

(Dollars in thousands)
2013	$105,910
2014	22,067
2015	16,271
2016	2,979
2017	5,546
$152,773